Goodwill - Summary of Goodwill Originated From Acquisitions (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Detailed Information About Goodwill [Line Items]
Goodwill	€ 69,323	€ 69,323	€ 69,323
Lanvin [member]
Disclosure of Detailed Information About Goodwill [Line Items]
Goodwill		45,931	45,931
Wolford [member]
Disclosure of Detailed Information About Goodwill [Line Items]
Goodwill		11,701	11,701
St. John [member]
Disclosure of Detailed Information About Goodwill [Line Items]
Goodwill		€ 11,691	€ 11,691